Acquisitions (Schedule of Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Nov. 30, 2011
Current assets:
Intangible assets, net	$ 519.0
Current liabilities:
Total liabilities assumed		41.1
GSI Holdings Corp. [Member]
Current assets:
Cash and cash equivalents		27.9
Accounts receivable, net		63.1
Inventories, net		71.7
Deferred tax assets		53.3
Total current assets acquired		216.0
Property, plant and equipment, net		72.0
Intangible assets, net		438.5
Goodwill		533.9
Other noncurrent assets		2.8
Total assets acquired		1,263.2
Current liabilities:
Accounts payable		107.9
Other current liabilities		25.7
Total current liabilities assumed		133.6
Deferred tax liabilities		164.1
Other noncurrent liabilities		5.4
Total liabilities assumed		303.1
Net assets acquired		$ 960.1